UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hutchens Investment Management, Inc.
Address: 114 North Main St.
         Suite 302
         Concord, NH  03301

13F File Number:  28-06690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     CCO
Phone:     603-227-5256

Signature, Place, and Date of Signing:

     Chad Richardson     Concord, NH     April 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $87,960 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6    		ITEM 7		ITEM 8
NAME OF ISSUER	TITLE OF CLASS	CUSIP #	FAIR MKT VAL	SHARE	(A) SOLE	(B) SHARED	(C) SHARED	Managers		VOTING AUTHORITY SHARES
						AS DEF IN	OTHER	See Instr V	(A)SOLE	(B)SHARED	(C)NONE
						INST. 5
Berkshire Hathaway Inc. Cl. B	Class B	084670207	4688	1288	X				490		798
Cisco Systems,Inc.	Common	17275R102	3409	133515	X				43750		89765
J.P. Morgan Chase & Co.	Common	46625H100	3062	63290	X				16110		47180
Oracle	Common	68389X105	2746	151446	X				56700		94746
Goldman Sachs Group, Inc.	Common	38141G104	2712	13125	X				4450		8675
UnitedHealth Group Inc.	Common	91324P102	2602	49125	X				18100		31025
Genentech Inc Com New	Common	368710406	2548	31025	X				11375		19650
Bear Stearns Cos.	Common	073902108	2512	16705	X				5710		10995
Forest Labs	Common	345838106	2334	45375	X				17350		28025
Wells Fargo Co.	Common	949746101	2251	65375	X				13475		51900
Amphenol Corp New Cl A	Class A	032095101	2215	34300	X				12425		21875
Abbott Labs	Common	002824100	2150	38530	X				14485		24045
Amgen, Inc	Common	031162100	2070	37050	X				13550		23500
Freeport Mcmor Cop&Gld	Common	35671D857	2057	31075	X				11500		19575
Devon Energy Corp.	Common	25179M103	2052	29650	X				11875		17775
Nvidia Corp.	Common	67066G104	2010	69850	X				32050		37800
Marathon Oil Corp.	Common	565849106	1982	20050	X				7450		12600
L-3 Communications	Common	502424104	1931	22075	X				8175		13900
Apple Computer	Common	037833100	1886	20300	X				7750		12550
Honeywell Int'l	Common	438516106	1832	39775	X				14375		25400
America Movil	Common	02364W105	1792	37500	X				13950		23550
Nucor Corp.	Common	670346105	1780	27325	X				10100		17225
Deere & Co.	Common	244199105	1779	16375	X				5725		10650
Celgene Corp Com	Common	151020104	1765	33650	X				12925		20725
Network Appliance, Inc.	Common	64120L104	1712	46875	X				15225		31650
Corning Inc.	Common	219350105	1689	74285	X				28675		45610
Quest Diagnostics Inc.	Common	74834L100	1671	33500	X				12550		20950
State Street Corp.	Common	857477103	1667	25750	X				5675		20075
Google Inc. Class A	Class A	38259P508	1651	3604	X				1347		2257
General Mills	Common	370334104	1619	27800	X				9850		17950
Pepsico, Inc.	Common	713448108	1594	25085	X				8725		16360
Procter & Gamble	Common	742718109	1531	24243	X				8420		15823
Verizon Communications	Common	92343V104	1530	40356	X				10775		29581
United Parcel Service Cl B	Class B	911312106	1449	20675	X				7200		13475
United Technologies	Common	913017109	1388	21350	X				7300		14050
American Express	Common	025816109	1196	21200	X				3500		17700
Disney	Common	254687106	1116	32425	X				3575		28850
iShares MSCI EAFE	Common	464287465	1106	14500	X				9075		5425
iShares S&P 400 Growth	Common	464287606	942	11200	X				6625		4575
McDonalds Corp.	Common	580135101	856	19000	X				6800		12200
Advanced Micro Devices	Common	007903107	852	65275	X				24275		41000
Spectra Energy	Common	847560109	735	27996	X				8160		19836
Industrials SPDR	Common	81369Y704	650	18275	X				16900		1375
Walgreen Co.	Common	931422109	587	12800	X				10525		2275
SEI Investments Co Com	Common	784117103	516	8575	X				6900		1675
IShares S&P 500 Growth	Common	464287309	511	7900	X				4950		2950
iShares Russell Micro Cap	Common	464288869	503	8550	X				5475		3075
Healthcare SPDR	Common	81369Y209	494	14675	X				11775		2900
PowerShares Dynamic Insurance	Common	73935X641	465	25650	X				21550		4100
iShares DJ Telecom Services Index	Common	464287713	409	13150	X				13150		0
iShares S&P 600 Growth	Common	464287887	401	3000	X				2925		75
iShares Lehman 7-10 year Treasury Bond 	Common	464287440	399	4800	X				2400		2400
Biotechnology Holders	Common	09067D201	387	2200	X				1400		800
PowerShares Dynamic Energy E&P	Common	73935X658	387	19075	X				19075		0
PowerShares Dynamic Healthcare Services	Common	73935X328	380	14025	X				14025		0
iShares MSCI Japan Index Fund	Common	464286848	333	22875	X				11750		11125
Danaher Corp	Common	235851102	298	4172	X				0		4172
Metlife Inc Com	Common	59156R108	287	4550	X				4250		300
Ameriprise Financial	Common	03076C106	242	4240	X				700		3540
Lehman Br Holdings	Common	524908100	242	3450	X				3050		400
